21. Fair Value (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
U.S. GSE debt securities	$ 33,785,469	$ 60,963,239
U.S. Government securities	7,100,590	5,043,555
U.S. GSE preferred stock		92,123
Fair Value Level 1
U.S. GSE debt securities	0	0
U.S. Government securities	7,100,590	5,043,555
U.S. GSE preferred stock		92,123
Fair Value Level 2
U.S. GSE debt securities	33,785,469	60,963,239
U.S. Government securities	0	0
U.S. GSE preferred stock		$ 0